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                                     [LETTERHEAD]

                                                                     May 9, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  SIFE Trust Fund/Form N-1A (File No. 2-17277)

Dear Sir or Madam:

Pursuant to Rule 497(j), we are pleased to certify that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ in any respect from that contained in the most recent post-effective amendment to the above-referenced registration statement, and (2) the text of the most recent post-effective amendment to the above-referenced registration statement has been filed with the Commission electronically.

Please feel free to contact the undersigned at (510) 988-2435 should you have any questions or comments regarding this certification.

Thank you very much.

                                       Very truly yours,


                                       /s/ Robert Linderman

                                       Robert Linderman
                                       General Counsel



cc: Robert Tait
    Division of Investment Management

    National Association of Securities Dealers, Inc.